SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Foreign Currency Translation (Details)	Dec. 31, 2021 ¥ / $	Dec. 31, 2021 £ / $	Dec. 31, 2020 ¥ / $	Dec. 31, 2019 ¥ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period	6.3524	0.7419	6.5378	6.9668
Average rate for the period ended	6.4491	0.7327	6.9003	6.9072